Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (64,475,573)	$ (103,736,696)	$ (139,056,243)
Reversal of impairment		63,264,978	67,382,996	107,773,089
(Impairment) / Reversal of impairment, net	$ (58,814)	(1,210,595)	(36,353,700)	(31,283,154)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(28,140,777)	(31,882,681)	(133,523,711)
Reversal of impairment		62,703,608	66,914,222	29,487,824
(Impairment) / Reversal of impairment, net		34,562,831	35,031,541	(104,035,887)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(32,714,562)	(71,761,571)	(1,275,480)
Reversal of impairment		561,370		43,519,422
(Impairment) / Reversal of impairment, net		(32,153,192)	(71,761,571)	42,243,942
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(3,161,108)
Reversal of impairment			426,560	34,119,240
(Impairment) / Reversal of impairment, net		(3,161,108)	426,560	34,119,240
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(92,444)	(2,298,775)
Reversal of impairment
(Impairment) / Reversal of impairment, net			(92,444)	(2,298,775)
PMI Azufre Industrial [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(176,674)		(796,263)
Reversal of impairment			42,214
(Impairment) / Reversal of impairment, net		(176,674)	42,214	(796,263)
PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(1,162,014)
Reversal of impairment				646,603
(Impairment) / Reversal of impairment, net				$ (515,411)
Gas Bienestar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(282,452)
Reversal of impairment
(Impairment) / Reversal of impairment, net		$ (282,452)